RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
RECLAMATION PROVISION
Balance At Beginning Of The Year	$ 2,062	$ 2,195
Changes In Estimates	0	84
Unwinding Of Discount	100	197
Effect Of Movements In Exchange Rates	188	(414)
Balance At End Of The Year	$ 2,350	$ 2,062